Offerings	Feb. 13, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Kraft Heinz Foods Company Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
The Kraft Heinz Company (the “Company”) will guarantee the debt securities of Kraft Heinz Foods Company (“KHFC”) registered hereunder. KHFC will guarantee the debt securities of the Company registered hereunder. No separate consideration will be received for such guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(4)
Including an indeterminate number of shares of common stock and preferred stock as may from time to time be issued upon conversion or exchange of debt securities or preferred stock, or upon the exercise of warrants or purchase contracts, as the case may be.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(4)
Including an indeterminate number of shares of common stock and preferred stock as may from time to time be issued upon conversion or exchange of debt securities or preferred stock, or upon the exercise of warrants or purchase contracts, as the case may be.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-275255
Carry Forward Initial Effective Date	Nov. 15, 2023
Offering Note
(1)
An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrants are deferring payment of all of the registration fee in connection with the securities registered, except for $2,137,382.49 that has already been paid with respect to $24,000,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form
S-3
(File
No. 333-275255)
which were not sold thereunder and which the registrants are carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(5)
Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Shares of the Company may be sold by the Company or by selling securityholders named in a prospectus supplement.